Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Liquid investments maturity period	90 days		3 months
Depreciation expense	$ 736,000	$ 758,000	$ 1,028,000	$ 903,000
Impairment of property and equipment			0	0
Research and development expense			$ 22,844,000	19,026,000
Options granted, maximum contractual term			10 years
Risk free interest rate description			The risk-free interest rates used are based on the U.S. Treasury yield in effect at the time of grant for zero-coupon U.S. treasury notes with maturities approximately equal to the expected term of the stock options.
Deferred offering costs			$ 0	$ 1,300,000
Common stock, shares, outstanding	30,545,165		1,984,222	1,802,134
Shares issued upon exercise of options			$ 131,000	$ 79,000
Deferred offering costs			$ 1,343,000
Pro Forma
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock, shares, outstanding			21,262,828	21,262,828
Shares issued upon exercise of options			$ 29,579
Pro Forma | Convertible Preferred Stock
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Outstanding shares of convertible preferred stock converted into shares of common stock			19,278,606
Minimum
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of related assets			3 years
Maximum
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of related assets			7 years
ASU No 2019-12
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, early adoption	true
Change in accounting principle, accounting standards update, immaterial effect	true
Other Assets
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 1,300,000